Corporate information (Tables)	12 Months Ended
Dec. 31, 2025
Corporate information [Abstract]
Schedule of Subsidiaries

The Company’s major subsidiaries as of December 31, 2024 and 2025 are set out below. The country of incorporation or registration is also their principal place of business.

	Place of incorporation/	Date of incorporation	Effective interest held as at December 31,		Principal
Name of Subsidiaries	registration	/establishment	2024	2025	activities
Zhejiang Anji Intelligent Electronics Holding Co., Ltd.	Zhejiang, China	December 24, 2021	100%	100%	Charging services revenues
Qingdao Intelligent Electronics Mobility Holding Co., Ltd	Shandong, China	June 9, 2022	100%	100%	Charging services revenues